Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax

14. Income tax

Income tax expense is as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Current income tax:
Current taxes	58,572	62,610	57,400
Prior years taxes	(841)	(1,932)	215
Deferred tax:
Deferred taxes	(15,209)	(16,815)	(12,990)
Income tax expense reported in the statement of profit or loss	42,522	43,863	44,625

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(7)	15	(236)
Change in the fair value of hedging instruments	1,119	932	(2,043)
Deferred tax charged to OCI	1,112	947	(2,279)

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Accounting profit before income tax	160,288	189,553	187,641
Statutory income tax rate of 27.9%	44,720	52,885	52,202
Prior years taxes	(841)	(1,932)	215
DTA not recognized on tax losses carry-forward for the current fiscal year	1,770	1,854	750
DTA recognized on tax losses carry-forward from previous years	(1,272)	(2,810)	—
Tax effect on distributed dividends	507	827	—
Tax effect on unremitted earnings	—	—	1,488
Tax grants/not taxable items	(2,774)	(5,097)	(8,477)
Different foreign tax rate effect	412	(2,244)	(1,553)
DTA/DTL effect previous years	—	380	—
At the effective income tax rate of 26.5% (23.1% in 2023, 23.8% in 2022)	42,522	43,863	44,625
Income tax expense reported in the income statement	42,522	43,863	44,625

The Group's effective tax rate for the year ended December 31, 2024, increased to 26.5% compared to 23.1% for the year ended December 31, 2023. The increase in the effective tax rate was mainly attributable to the Italian legal entities due to the abolition of two significant tax grants, (i) the "ACE” tax benefit (linked to reinvestment of profits in the company), and (ii)

the Italian tax energy bonuses which were recognized for the year ended December 31, 2023 and whose effects did not repeat in the year ended December 31, 2024.

Unrecognized tax losses at December 31, 2024 and at December 31, 2023 amounted to EUR 10,488 thousand and EUR 8,377 thousand respectively, for which deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
Unlimited	10,488	8,377
Total unrecognized tax losses	10,488	8,377

The change in unrecognized tax losses was related to an increase in tax losses in the U.S. subsidiary Balda C Brewer.

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Intangible assets	1,520	(1,649)
Property, plant and equipment	37,818	30,150
Contract balances	(11,485)	(13,552)
Revaluations of investment properties to fair value	4,722	5,712
Expected credit losses	1,309	1,279
Derivatives	412	(708)
Leases	682	308
Long term incentives	—	12
Provisions	7,540	6,845
Accruals and other provisions	947	578
Tax losses carry forward	41,175	36,251
Unremitted earnings	(2,260)	(2,260)
Start up costs IPO SG spa	1,342	2,684
Borrowing costs capitalized	(2,075)	(550)
Other effects	1,137	1,527
Deferred tax assets, net	82,784	66,627
Reflected in the statement of financial position as follows:
Deferred tax assets	95,344	76,251
Deferred tax liabilities	(12,560)	(9,624)
Deferred tax assets, net	82,784	66,627

Deferred taxes are calculated based on the global allocation criteria, taking into account the cumulative amount of all the temporary differences, based on the average expected rates in force when these temporary differences reverse.

With reference to Deferred Tax Assets (DTA) on net operating tax loss (“NOL”) carryforwards, at December 31, 2024 the Group recognized DTA on NOL of EUR 41,175 thousand, attributable to various subsidiaries located in different jurisdictions (primarily Germany, the U.S., Denmark and Brazil).

The Group believes that it is probable that sufficient future taxable profits will be generated to support the recognized deferred tax asset for tax losses carried forward in all jurisdictions. As part of its recoverability assessment the Group has taken into account (i) the most recent forecast approved by management, (ii) the likelihood that the factors that have contributed to past losses in some countries will not recur, (iii), the future reversal of existing taxable temporary differences, (iv) the legal right to carryforward and utilization without time limit (some restrictions on yearly use may occur).

The Group has applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Accordingly, the Group neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes.

On December 28, 2023, the government of Italy, where the parent company is incorporated for tax purposes, enacted the Pillar Two income taxes legislation effective from 1 January 2024 (see Legislative Decree no. 209/2023 and the subsequent Ministerial Decrees, hereinafter “the Italian Pillar Two rules”). According to the Italian Pillar Two rules, Stevanato Holding S.r.l. qualifies as the ultimate parent entity (“UPE”) for Pillar Two purposes, as it consolidates Stevanato Group S.p.A. on a line-by-line basis. As a consequence, the Pillar Two perimeter would be identified with that of the Consolidated Financial Statements of Stevanato Group Holding S.r.l., including all the entities which are consolidated on a line-by-line basis. As the UPE, Stevanato Group Holding S.r.l. will be in charge of the calculation of the jurisdictional effective tax rate according to the Pillar Two Rules. Stevanato Group Holding S.r.l. directly holds only the controlling participation in Stevanato Group S.p.A. with a 73.73% stake. Due to the apportionment of the profit rights related to the treasury shares held by Stevanato Group S.p.A., according to Article no. 2357-ter of the Italian Civil Code, the profit rights held by Stevanato Holding S.r.l. equals 81.82% based on the number of shares owned by Stevanato Holding S.r.l. over the total amount of the shares with rights to profits. As a consequence, Stevanato Group S.p.A. is a Constituent Entity for Pillar Two purposes.

Under the Italian Pillar Two rules, the UPE will be generally required to pay, in Italy, a top-up tax on profits of its subsidiaries that are taxed at an effective tax rate (determined in accordance to the Italian Pillar Two rules) of less than 15%. The group has performed a preliminary assessment of the “Transitional Safe Harbours” for Pillar Two purposes ("TSH") on the basis of the OECD rules on “Safe Harbour and Penalty Relief” issued on December 20, 2022 (and the subsequent Administrative Guidance), which are intended as “qualifying international agreement on safe harbours” for the purposes of the EU Directive n. 2523/2022 (art. 32) and the Italian Pillar Two rules. This preliminary assessment is based on the group’s accounting data for the fiscal year 2024 as reported from the Group entities in the consolidation process, before making any adjustments that would eliminate income or expense attributable to intra-group transactions.

Based on fiscal year 2024 financial data, the only jurisdiction in which a potential exposure to top-up-tax may exist is China, as no TSH test would be met. However, since the effective tax rate calculated for TSH purposes is close to 15%, no significant impact in terms of potential top up tax is expected. For the sake of completeness, we highlight that China has not implemented a local Qualified Domestic Top up Tax within their domestic legislation for fiscal year 2024. This preliminary assessment has been performed considering a number of technical positions based on the content of the TSH rules and other guidelines currently available. In this regard, considering the lack of specific interpretations and explanations by the OECD, the EU Directive, the Italian law, such technical positions shall be confirmed once the expected clarifications will be provided at OECD, EU and domestic level.

The Group is continuing to assess the impact of the Pillar Two income taxes legislation on its future financial performance.

The reconciliation of net deferred tax assets is as follows:

	2024	2023
	(EUR thousand)
As of January 1	66,627	48,258
Tax expense during the period recognized in profit or loss	15,209	16,815
Tax income/(expense) during the period recognized in OCI	1,112	947
Other effect	(164)	607
As at December 31	82,784	66,627

The other effect movement includes foreign exchange differences and minor reclassification.